SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Aug. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Warrants exercised	$ (98)	$ (1,379)	$ (3,386)	$ (98)
November 2022 Warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants
Issuance, warrants		894
Revaluations, warrants		248
Reclassification to Warrant Reserve
Warrants exercised
Expiry of warrants
Balance, warrants		1,142
April and May 2021 Warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants
Issuance, warrants			4,786
Revaluations, warrants			2,183
Reclassification to Warrant Reserve			(6,969)
Balance, warrants
November 2020 and December 2020 Warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants			8,391
Revaluations, warrants			26,816
Reclassification to Warrant Reserve			(35,207)
Balance, warrants				8,391
January 2020 Warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants		51	285
Revaluations, warrants			1,896
Reclassification to Warrant Reserve			(1,788)
Warrants exercised			(342)
Expiry of warrants		(51)
Balance, warrants			$ 51	$ 285